Cover	Aug. 04, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 04, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-38996
Entity Registrant Name	PROSIGHT GLOBAL, INC.
Entity Central Index Key	0001634038
Entity Tax Identification Number	35-2405664
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	412 Mt. Kemble Avenue
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Morristown
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07960
City Area Code	973
Local Phone Number	532-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	PROS
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false